JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—93.2% (a)
Alabama—0.5%
Utility—0.5%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,000	1,088
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,070
		2,158
California—0.5%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,300	369
Transportation—0.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	1,525	1,571
Total California		1,940
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	261
Georgia—2.1%
Hospital—0.3%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2034	1,000	1,144
Utility—1.8%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,916
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	1,000	1,077
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,254
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,901
		7,148
Total Georgia		8,292
Kentucky—1.5%
Industrial Development Revenue/Pollution Control Revenue—0.6%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	2,555	2,556
Utility—0.9%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,593
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,750	1,883
		3,476
Total Kentucky		6,032
New York—85.8%
Education—5.4%
Build NYC Resource Corp., Success Academy Charter School Project, Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,099
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series 2024A, Rev., 5.00%, 7/1/2044 (d)	1,320	1,369
New York State Dormitory Authority, Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,223
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,517
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,190
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,314

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Education — continued
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2033	730	820
Series 2024 A, Rev., 5.25%, 5/1/2035	1,000	1,130
Series 2024 A, Rev., 5.50%, 5/1/2049	225	248
Series 2024 A, Rev., 5.50%, 5/1/2056	3,000	3,282
		21,192
General Obligation—14.7%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,007
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,663
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,215
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,696
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-4, GO, VRDO, 0.65%, 12/2/2024 (b)	935	935
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,579
Series 2023E, GO, 4.00%, 4/1/2042	1,000	1,012
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,235
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,617
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,114
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,114
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,671
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,110
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,128
County of Erie, Buffalo Bills Stadium Project, Series 2024 B, GO, 5.25%, 9/15/2048	1,500	1,691
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,178
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,112
County of Nassau, General Improvement, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,533
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,083
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,577
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,495
County of Westchester, Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,535
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,007
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,529
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,007
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,907
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,136
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,039
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,428
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	551

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,084
GO, 4.00%, 1/15/2041	2,000	2,051
		58,039
Hospital—3.4%
Broome County Local Development Corp., United Health Services Hospitals, Inc. Project, Series 2020, Rev., AGM, 4.00%, 4/1/2040	1,300	1,309
New York State Dormitory Authority, Langone Hospitals, Series 2024A, Rev., 5.00%, 7/1/2032	2,000	2,304
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2022 A, Rev., 4.25%, 5/1/2052	1,595	1,606
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	2,130
Series 2024A, Rev., 4.00%, 5/1/2054	1,000	954
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,106
New York State Dormitory Authority, White Plains Hospital, Series 2024, Rev., 5.25%, 10/1/2049	2,000	2,151
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., AGM, 4.00%, 12/1/2049	1,785	1,730
		13,290
Housing—3.9%
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 2.10%, 12/10/2024 (b)	2,600	2,600
New York State Housing Finance Agency, 160 Madison Avenue LLC, Series 2013A, Rev., VRDO, 0.65%, 12/2/2024 (b)	4,225	4,225
New York State Housing Finance Agency, Housing Related Taconic, Series 2009A, Rev., VRDO, 2.10%, 12/10/2024 (b)	7,750	7,750
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	1,014
		15,589
Industrial Development Revenue/Pollution Control Revenue—2.1%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,383
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,500	2,707
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,870
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,436
		8,396
Other Revenue—23.8%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 0.88%, 12/2/2024 (b)	13,600	13,600
Series 2019 B, Rev., 5.00%, 11/1/2040	2,000	2,175
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,088
Empire State Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	5,032
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,650
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,588
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,197
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,793
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,505
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,139
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,278
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,073

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019, Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,060
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,076
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,613
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,723
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,228
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,123
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,113
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	1,006
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025, Series 2025 D, Rev., 5.00%, 5/1/2044	1,000	1,122
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	578
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,905
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,066
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,065
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,142
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,075
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,044
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,409
Triborough Bridge and Tunnel Authority Sales Tax
Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,732
Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	3,525
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2036	2,000	2,056
Series B, Rev., 5.00%, 6/1/2048	2,350	2,202
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	257
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021 A, Rev., 5.00%, 7/1/2056 (d)	2,000	2,009
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,825
Series B, Rev., 5.00%, 6/1/2034	2,000	2,053
		94,125
Special Tax—7.2%
Empire State Development Corp., State Personal Income Tax, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,036
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,033
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,054
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,501
New York State Dormitory Authority, Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,504
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,690
Series 2024A, Rev., 5.25%, 3/15/2052	2,835	3,150
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,696

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Special Tax — continued
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,542
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,541
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,514
		28,261
Transportation—13.4%
Metropolitan Transportation Authority
Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,370
Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,215
Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,202
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,274
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,060
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,386
Series N, Rev., 4.00%, 1/1/2041	2,500	2,525
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,058
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,229
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,265
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Series 2024 B, Rev., AMT, AGC, Zero Coupon, 12/31/2054	2,000	1,340
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,356
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,283
Series 245, Rev., 5.00%, 9/1/2049	1,500	1,653
Series 237, Rev., 5.00%, 1/15/2052	3,000	3,256
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,099
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,514
Series 2024A, Subseries A-2, Rev., 5.00%, 11/15/2029	1,035	1,150
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,258
Series B, Rev., 5.00%, 11/15/2033	1,500	1,569
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,674
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,065
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,381
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,586
		52,768
Utility—7.0%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,500	1,483
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,500	1,474
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,135
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,060
Series 2024A, Rev., 5.00%, 9/1/2049	1,250	1,373
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2042	1,000	1,146

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Series 2024A, Rev., 5.00%, 11/15/2043	1,000	1,143
New York Power Authority, Green Transmission Project, Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	954
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2005A-1, Rev., VRDO, 2.10%, 12/10/2024 (b)	2,800	2,800
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,335
Series 2023 TE-1, Rev., 5.00%, 12/15/2041	6,120	7,055
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,512
		27,470
Water & Sewer—4.9%
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,211
Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	1,000	1,121
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,166
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,024
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,529
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,089
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,508
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,232
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,297
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (e)	4,175	4,252
		19,429
Total New York		338,559
North Carolina—0.3%
Other Revenue—0.3%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	996
Ohio—0.4%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	376
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	1,000	1,026
Total Ohio		1,402
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,109
Puerto Rico—0.9%
Other Revenue—0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500	1,179

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Series A-2, Rev., 4.78%, 7/1/2058	1,000	1,002
Series A-1, Rev., 5.00%, 7/1/2058	1,500	1,506
		3,687
South Dakota—0.1%
Housing—0.1%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	565
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,628
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995	1,084
Total Municipal Bonds (Cost $361,774)		367,713
	Shares (000)
Short-Term Investments—5.9%
Investment Companies—5.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g)(Cost $23,384)	23,382	23,384
Total Investments—99.1% (Cost $385,158)		391,097
Assets in Excess of Other Liabilities—0.9%		3,520
Net Assets—100.0%		394,617

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	453	03/31/2025	USD	48,758	371
Short Contracts
U.S. Treasury Ultra Bond	(50)	03/20/2025	USD	(6,367)	(233)
U.S. Treasury 2 Year Note	(235)	03/31/2025	USD	(48,440)	(118)
(351)
20

Abbreviations
USD	United States Dollar

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$367,713	$—	$367,713
Short-Term Investments
Investment Companies	23,384	—	—	23,384
Total Investments in Securities	$23,384	$367,713	$—	$391,097

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$371	$—	$—	$371
Depreciation in Other Financial Instruments
Futures Contracts	(351)	—	—	(351)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$20	$—	$—	$20
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$26,813	$150,450	$153,878	$(1)	$—	$23,384	23,382	$597	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.